Long-term Investment	12 Months Ended
Dec. 31, 2010
Long-term Investment [Abstract]
Long-term Investment
11.	Long-term investment

	December 31,
	2009	2010
	(RMB)	(RMB)	(US$)
Long-term investment	—	20,495,239	3,105,339

On November 18, 2010, the Company purchased 3% of Shanghai Ruichuang Network Technology Co., Ltd’s ordinary shares for a total consideration of RMB20,495,239 (US$3,105,339), which was accounted for as a cost method investment as prescribed by ASC 323-10. There were no impairment indicators noted associated with the long-term investment as of December 31, 2010.